Notes to the interim condensed consolidated statement of financial position - Shareholders' equity - Share capital (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Issued capital	€ 524,772	€ 521,000
Number of fully authorized, subscribed and paid up shares	52,477,188	52,115,807
Nominal value	€ 0.01